Financial Highlights (Schedule Of Weighted Average Number Of Units For Each Series) (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Series 1 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	77,958.935	94,549.262	82,447.974	101,575.866
Weighted average number of units, Date of initial issuance			Jul. 23, 2001
Series 3 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	16,515.658	19,546.843	18,373.159	19,488.635
Weighted average number of units, Date of initial issuance			Sep. 01, 2009
Series 4 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	4,240.497	3,933.038	4,282.292	3,903.687
Weighted average number of units, Date of initial issuance			Nov. 01, 2010
Series 5 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	3,292.362	1,485.642	3,259.021	1,110.803
Weighted average number of units, Date of initial issuance			Apr. 01, 2018